Fair values of financial assets and liabilities - Schedule of Movements in Level 3 Portfolio (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	£ 841,000
Exchange and other adjustments	53	£ (85)	[1]	£ 39
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	7	9
At 31 December	846,753	841,000
Level 3 £m | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	11,304	13,313
Exchange and other adjustments	(4)	15
Gains (losses) recognised in the income statement within other income	723	(1,609)
Purchases/increases to customer loans	744	959
Sales/repayments of customer loans	(1,140)	(1,320)
Transfers into the level 3 portfolio	136	197
Transfers out of the level 3 portfolio	(82)	(251)
At 31 December	11,681	11,304		13,313
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	654	(1,596)
Level 3 £m | Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	342	305
Exchange and other adjustments	(1)	3
Gains (losses) recognised in the income statement within other income	6	(2)
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	(54)	44
Purchases/increases to customer loans	3	3
Sales/repayments of customer loans	(12)	(11)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	0	0
At 31 December	284	342		305
Level 3 £m | Total financial assets (excluding derivatives) at fair value
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	11,646	13,618
Exchange and other adjustments	(5)	18
Gains (losses) recognised in the income statement within other income	729	(1,611)
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	(54)	44
Purchases/increases to customer loans	747	962
Sales/repayments of customer loans	(1,152)	(1,331)
Transfers into the level 3 portfolio	136	197
Transfers out of the level 3 portfolio	(82)	(251)
At 31 December	11,965	11,646		£ 13,618
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	£ 654	£ (1,596)

[1]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.